Exploration and Evaluation Interests - Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Exploration And Evaluation Interests [Line Items]
Accretion	$ 596	$ 207
Assays, analysis and storage	4,014	2,197
Camp and safety	1,039	477
Claim renewals and permits	1,655	1,131
Community relations		70
Depreciation	7,364	2,008
Drilling	2,200	16,337
Environmental studies and consultation	35,158	20,921
Electrical		15
Equipment rental	6,200	1,485
Fuel	4,767	3,756
Geology, geophysics, and geochemical	31,283	21,212
Helicopter	3,632	3,915
Metallurgy	373	871
Fieldwork, camp support	36,874	10,139
Part XII.6 tax, net of METC refunds	(143)	(528)
Share-based payments (Note 15 and 19)	4,327	3,131
Transportation and logistics	7,583	4,511
Total exploration and evaluation expenses	146,922	91,855
Eskay
Exploration And Evaluation Interests [Line Items]
Accretion	596	207
Assays, analysis and storage	1,835	1,667
Camp and safety	893	470
Claim renewals and permits	1,648	1,013
Community relations		60
Depreciation	7,364	2,008
Drilling		16,233
Environmental studies and consultation	34,912	20,563
Electrical		15
Equipment rental	5,792	1,370
Fuel	4,263	3,599
Geology, geophysics, and geochemical	29,360	20,684
Helicopter	966	3,222
Metallurgy		848
Fieldwork, camp support	34,626	8,630
Part XII.6 tax, net of METC refunds	75	(447)
Share-based payments (Note 15 and 19)	4,327	3,131
Transportation and logistics	6,506	4,275
Total exploration and evaluation expenses	133,163	87,548
Snip
Exploration And Evaluation Interests [Line Items]
Assays, analysis and storage		36
Claim renewals and permits		82
Drilling		11
Environmental studies and consultation	246	358
Equipment rental		10
Fuel		10
Geology, geophysics, and geochemical		236
Helicopter		69
Metallurgy	373	23
Fieldwork, camp support		101
Total exploration and evaluation expenses	619	936
Other Properties
Exploration And Evaluation Interests [Line Items]
Assays, analysis and storage	2,179	494
Camp and safety	146	7
Claim renewals and permits	7	36
Community relations		10
Drilling	2,200	93
Equipment rental	408	105
Fuel	504	147
Geology, geophysics, and geochemical	1,923	292
Helicopter	2,666	624
Fieldwork, camp support	2,248	1,408
Part XII.6 tax, net of METC refunds	(218)	(81)
Transportation and logistics	1,077	236
Total exploration and evaluation expenses	$ 13,140	$ 3,371